Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 685,000
Previously Paid Amount	0.00
Total Fee Amount	101.11
Total Offset Amount	0.00
Net Fee	101.11
Narrative - Max Aggregate Offering Price	$ 685,000
Final Prospectus	true